Other financial assets, Non-current (Tables)	12 Months Ended
Mar. 31, 2026
Other Financial Assets Non-current
Schedule of other financial assets, Non-current

	March 31,
	2025	2026
Security deposits*	90,714	54,659
Total	90,714	54,659

*	Security deposit represents fair value at initial recognition of amount paid to landlord for the leased premises. Subsequently, such amounts are measured at amortised cost. As on March 31, 2026, remaining tenure for security deposits ranges from 1 month to 7 years (March 31, 2025: 6 months to 8 years).